Defferred Excess of Loss Premiums	12 Months Ended
Dec. 31, 2019
Defferred Excess of Loss Premiums [Abstract]
DEFFERRED EXCESS OF LOSS PREMIUMS

9.	DEFFERRED EXCESS OF LOSS PREMIUMS

The movement in deferred excess of loss premiums in the consolidated statement of financial position is as follows:

	2019	2018	2017
	USD	USD	USD

Opening balance	12,448,671	11,612,654	8,878,968
Additions	37,491,753	24,945,436	28,664,368
Charged to consolidated income statement under reinsures’ share of insurance premiums	(34,767,717)	(24,109,419)	(25,930,682)
Ending balance	15,172,707	12,448,671	11,612,654